DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of derivative liabilities

	9/30/21	12/31/20

Exercise Price	$0.00595-0.007140	$0.00015–0.00018
Stock Price	.0121	$0.0003
Risk-free interest rate	0.06%	0.06%
Expected volatility	204.20	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$0	$3,156,582

	December 31, 2020	December 31, 2019
Exercise Price	$0.0015-0.0018	$0.00015–0.00018
Stock Price	.0114	$0.0003
Risk-free interest rate	0.17%	1.59%
Expected volatility	737.80	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$3,156,582	$922,509

Stage It Corp [Member]
Schedule of derivative liabilities

	September 30, 2021	December 31, 2020
Exercise Price	$1.19	$1.19
Stock Price	$1.59	$1.59
Risk-free interest rate	0.04%	0.10%
Expected volatility	110.45%	94.55%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,670,162	$2,404,981

	December 31, 2020	December 31, 2019
Exercise Price	$1.19	$1.19
Stock Price	1.59	$1.59
Risk-free interest rate	0.10%	2.54%
Expected volatility	94.55%	147.95%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,404,981	$2,099,025